NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Brookfield Reinsurance Ltd. (“Brookfield Reinsurance” or the “Company”) is a Bermuda corporation incorporated on December 10, 2020 and governed by the laws of Bermuda. The Company’s class A and class A-1 exchangeable shares are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the symbol “BNRE” and “BNRE.A”, respectively. The Company’s operations are located primarily in Bermuda, the United States (“U.S.”), Canada and the Cayman Islands. The Company’s registered head office address is Ideation House, 1st Floor, 94 Pitts Bay Road, Pembroke, HM08, Bermuda.
The Company holds a direct 100% ownership interest in BAM Re Holdings Ltd. (“BAM Re Holdings”), which holds the Company’s interest in its operating subsidiaries, North End Re Ltd. (“NER Ltd.”), North End Re (Cayman) SPC (“NER SPC”), Brookfield Annuity Company (“BAC”), American National Group, Inc. (“ANGI”) and Argo Group International Holdings, Inc. (“Argo”).
In May 2024, American Equity Investment Life Holdings Company (“AEL”) became a wholly-owned subsidiary of BAM Re Holdings. Following the acquisition of AEL, American National Group, LLC (“American National”) merged down into AEL. Subsequently, AEL changed its name to American National Group Inc. (“ANGI”). For further details of the Company’s acquisition of AEL and post-merger reorganization, refer to Note 16.
The Company is a leading wealth solutions provider, focused on securing the financial futures of individuals and institutions through a range of wealth protection and retirement services, and tailored capital solutions.
The business continues to be conducted through the Company’s operating subsidiaries. As a result of the Company’s acquisition of AEL, diversification in insurance offerings and overall strategic shift, the Company has decided to reorganize and change its internal segments in a manner that caused the composition of its reporting segments to change. The Company’s reporting segments have been realigned in the second quarter of 2024 to Annuity, Life, Property and Casualty (“P&C”) and Corporate and Other. Previously, the Company reported its operations under three segments: Direct Insurance, Reinsurance, and Pension Risk Transfer (“PRT”). For segment information, refer to Note 27. The Company has restated all applicable comparative information.